T. ROWE PRICE VALUE FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.3%
COMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 2.7%
AT&T	112,654	3,533
Verizon Communications	11,053,437	653,589
		657,122
Entertainment 0.3%
Fox, Class B (1)(2)	1,107,400	39,734
Walt Disney (2)	262,209	29,113
		68,847
Interactive Media & Services 1.3%
Facebook, Class A (1)(2)	1,837,530	306,298
		306,298
Media 0.3%
Comcast, Class A	2,012,387	80,455
		80,455
Total Communication Services		1,112,722
CONSUMER DISCRETIONARY 2.9%
Hotels, Restaurants & Leisure 1.6%
Las Vegas Sands	2,027,788	123,614
McDonald's	1,315,251	249,766
Wynn Resorts (2)	144,900	17,290
		390,670
Multiline Retail 1.0%
Dollar Tree (1)(2)	2,336,800	245,457
		245,457
Specialty Retail 0.3%
Ross Stores (2)	663,671	61,788
		61,788
Total Consumer Discretionary		697,915

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T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 6.9%
Beverages 0.2%
PepsiCo	391,300	47,954
		47,954
Food & Staples Retailing 0.5%
Walmart (2)	1,401,214	136,660
		136,660
Food Products 4.7%
Conagra Brands (2)	10,236,163	283,951
Tyson Foods, Class A (2)	12,360,951	858,221
		1,142,172
Tobacco 1.5%
Philip Morris International	4,077,114	360,376
		360,376
Total Consumer Staples		1,687,162
ENERGY 8.5%
Oil, Gas & Consumable Fuels 8.5%
BP, ADR (2)	6,130,359	268,019
Chevron (2)	1,528,900	188,330
Concho Resources (2)	1,377,710	152,871
ConocoPhillips	2,756,700	183,982
EOG Resources (2)	1,226,812	116,768
Occidental Petroleum	3,485,800	230,760
Pioneer Natural Resources (2)	813,000	123,804
TOTAL, ADR	8,313,033	462,620
TransCanada	7,859,361	353,200
Total Energy		2,080,354
FINANCIALS 15.9%
Banks 7.3%
Bank of America	18,915,000	521,865
Fifth Third Bancorp (2)	10,702,908	269,928
First Republic Bank (2)	447,702	44,976
JPMorgan Chase (2)	2,304,211	233,255
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T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PNC Financial Services Group	1,548,493	189,938
Wells Fargo (2)	10,686,033	516,349
		1,776,311
Capital Markets 3.1%
Ameriprise Financial (2)	771,082	98,776
Charles Schwab (2)	6,154,626	263,172
Intercontinental Exchange (2)	3,500,270	266,510
Morgan Stanley (2)	2,789,851	117,732
		746,190
Insurance 5.5%
American International Group (2)	8,137,937	350,419
Chubb (2)	2,494,054	349,367
Marsh & McLennan (2)	2,809,520	263,814
Prudential Financial (2)	1,455,900	133,768
Willis Towers Watson (2)	1,411,623	247,952
		1,345,320
Total Financials		3,867,821
HEALTH CARE 19.3%

Health Care Equipment & Supplies 7.3%
Becton Dickinson & Company (2)	1,427,777	356,559
Boston Scientific (1)(2)	4,523,100	173,597
Cooper (2)	38,500	11,403
Danaher (2)	3,598,828	475,117
Hologic (1)(2)	586,871	28,405
Medtronic (2)	3,847,137	350,397
Stryker (2)	1,086,100	214,526
Teleflex	80,200	24,233
Zimmer Biomet Holdings (2)	1,134,700	144,901
		1,779,138
Health Care Providers & Services 2.9%
Anthem (2)	615,504	176,637
Cigna	1,749,479	281,351
CVS Health	4,531,800	244,400
		702,388
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T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Life Sciences Tools & Services 2.5%
Agilent Technologies	1,283,407	103,160
Thermo Fisher Scientific	1,829,990	500,905
		604,065
Pharmaceuticals 6.6%
Elanco Animal Health (1)(2)	4,131,753	132,505
Eli Lilly	1,555,865	201,889
Merck	5,906,180	491,217
Pfizer	18,316,066	777,884
		1,603,495
Total Health Care		4,689,086
INDUSTRIALS & BUSINESS SERVICES 8.4%
Aerospace & Defense 3.6%
Boeing	1,201,922	458,437
Northrop Grumman (2)	989,063	266,651
Spirit AeroSystems Holdings, Class A	1,713,500	156,837
		881,925
Commercial Services & Supplies 0.5%
Republic Services (2)	1,535,833	123,450
		123,450
Industrial Conglomerates 3.3%
GE (2)	44,922,300	448,774
Honeywell International (2)	1,636,779	260,117
Roper Technologies (2)	235,088	80,393
		789,284
Machinery 0.5%
Fortive (2)	1,068,695	89,653
PACCAR (2)	520,978	35,499
		125,152
Professional Services 0.5%
Nielsen Holdings (2)	5,264,049	124,600
		124,600
Total Industrials & Business Services		2,044,411
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T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 16.0%
Communications Equipment 3.4%
Cisco Systems (2)	13,326,969	719,523
Motorola Solutions	827,700	116,226
		835,749
Electronic Equipment, Instruments & Components 1.6%
Corning	4,010,526	132,748
Keysight Technologies (1)	2,919,048	254,541
		387,289
IT Services 0.3%
Fidelity National Information Services (2)	563,700	63,754
		63,754
Semiconductors & Semiconductor Equipment 4.6%
Analog Devices	343,800	36,192
ASML Holding (2)	549,400	103,315
Broadcom (2)	895,566	269,305
Micron Technology (1)(2)	4,101,300	169,507
NVIDIA (2)	777,600	139,626
NXP Semiconductors	1,583,585	139,973
QUALCOMM	2,065,980	117,823
Texas Instruments (2)	1,284,977	136,297
		1,112,038
Software 6.1%
Microsoft (2)	10,083,500	1,189,248
Synopsys (1)(2)	2,540,838	292,578
		1,481,826
Total Information Technology		3,880,656
MATERIALS 3.4%
Chemicals 1.7%
Air Products & Chemicals	961,900	183,684
DowDuPont (2)	3,443,627	183,580
Linde	311,237	54,756
		422,020
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T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Containers & Packaging 1.7%
Ball (2)	3,144,800	181,958
International Paper (2)	2,443,131	113,044
Packaging Corp. of America (2)	1,140,800	113,373
		408,375
Total Materials		830,395
REAL ESTATE 3.0%
Equity Real Estate Investment Trusts 3.0%
Crown Castle International, REIT (2)	828,561	106,056
Prologis, REIT (2)	3,421,700	246,191
Public Storage, REIT (2)	776,500	169,106
Ventas, REIT (2)	1,505,200	96,047
Weyerhaeuser, REIT (2)	4,241,500	111,721
Total Real Estate		729,121
UTILITIES 9.4%
Electric Utilities 6.7%
Duke Energy (2)	2,274,761	204,729
Entergy (2)	3,844,180	367,619
Evergy	2,827,928	164,161
NextEra Energy (2)	2,992,233	578,458
Southern (2)	6,237,322	322,345
		1,637,312
Multi-Utilities 2.7%
NiSource (2)	5,578,271	159,873
Sempra Energy (2)	3,851,571	484,759
		644,632
Total Utilities		2,281,944
Total Common Stocks (Cost $20,330,950)		23,901,587

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T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 1.1%
HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20 (2)	845,372	52,604
Total Health Care		52,604
INDUSTRIALS & BUSINESS SERVICES 0.2%
Machinery 0.2%
Fortive, Series A, 5.00%, 7/1/21	37,574	39,456
Total Industrials & Business Services		39,456
UTILITIES 0.7%
Electric Utilities 0.4%
NextEra Energy, 6.123%, 9/1/19 (2)	1,649,148	102,620
		102,620
Multi-Utilities 0.3%
Sempra Energy, Series A, 6.00%, 1/15/21	465,537	49,290
Sempra Energy, Series B, 6.75%, 7/15/21	243,553	25,892
		75,182
Total Utilities		177,802
Total Convertible Preferred Stocks (Cost $232,958)		269,862

CORPORATE BONDS 0.1%
Pacific Gas & Electric, 3.95%, 12/1/47 (1)(3)	18,528,000	14,915
Pacific Gas & Electric, 4.00%, 12/1/46 (1)(3)	7,969,000	6,425
Total Corporate Bonds (Cost $20,226)		21,340

SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 2.49% (4)(5)	216,498,672	216,499
Total Short-Term Investments (Cost $216,499)		216,499

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T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.7%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 3.7%
Short-Term Funds 3.7%
T. Rowe Price Short-Term Fund, 2.60% (4)(5)	89,095,892	890,959
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		890,959
Total Securities Lending Collateral (Cost $890,959)		890,959

Total Investments in Securities 104.1%
(Cost $21,691,592)		$25,300,247
Other Assets Less Liabilities (4.1)%		(991,400)
Net Assets 100.0%		$24,308,847

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(4) Affiliated Companies
(5) Seven-day yield

ADR REIT	American Depositary Receipts A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

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T. ROWE PRICE VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$593
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$593+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$237,775		¤	¤ $	216,499
T. Rowe Price Short-Term
Fund	510,588		¤	¤	890,959
					$1,107,458^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $593 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,107,458.

The accompanying notes are an integral part of this Portfolio of Investments.

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T. ROWE PRICE VALUE FUND
Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE VALUE FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE VALUE FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$23,901,587$	— $	— $	23,901,587
Convertible Preferred Stocks	—	269,862	—	269,862
Fixed Income Securities[1]	—	21,340	—	21,340
Short-Term Investments	216,499	—	—	216,499
Securities Lending Collateral	890,959	—	—	890,959
Total	$25,009,045$	291,202$	— $	25,300,247

1 Includes Corporate Bonds.